33. Operating Costs and Expenses (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management		R$ 1,343,344	R$ 1,304,418	R$ 1,168,850
Personnel
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management		1,314,468	1,278,397	1,145,011
Personnel | Wages and salaries
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management		806,119	801,789	735,072
Personnel | Social charges on payroll
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management		266,183	257,519	227,667
Personnel | Meal assistance and education allowance
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management		119,881	109,999	98,367
Personnel | Provisons for profit sharing
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management	[1]	68,817	64,814	78,462
Personnel | Compensation - Voluntary termination Program/retirement
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management		53,468	44,276	5,443
Management
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management		28,876	26,021	23,839
Management | Wages and salaries
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management		22,895	20,639	19,027
Management | Social charges on payroll
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management		5,635	5,136	4,645
Management | Other expenses
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management		R$ 346	R$ 246	R$ 167

[1]	According to Federal Law No. 10,101/2000, State Decree No. 1,978/2007 and State Law No. 16,560/2010.